Taxes on Income (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Expenses Benefit [Line Items]
Current income tax expense benefit	$ 1,023	$ 1,382	$ 1,567
Taxes in respect of previous years	0	(52)	0
Deferred taxes in Israel	146	(46)	101
Income tax expense benefit	1,169	1,284	1,668
In Israel [Member]
Income Tax Expenses Benefit [Line Items]
Current state and local tax expense benefit	945	1,283	1,473
Outside Israel [Member]
Income Tax Expenses Benefit [Line Items]
Current foreign tax expense benefit	$ 78	$ 99	$ 94